Debt (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Schedule of Debt

Debt

	$ million
	Dec 31, 2024			Dec 31, 2023
	Debt (excluding lease liabilities)	Lease liabilities [A]	Total	Debt (excluding lease liabilities)	Lease liabilities [A]	Total
Current debt:	6,920	4,710	11,630	5,288	4,643	9,931
Short-term debt	642		642	845		845
Long-term debt due within 1 year	6,278	4,710	10,988	4,443	4,643	9,086
Non-current debt	41,456	23,992	65,448	48,544	23,066	71,610
Total	48,376	28,702	77,078	53,832	27,709	81,541
[A]Further analysis of lease liabilities is provided in Note 22.

Schedule of Net Debt

Net debt

					$ million
	(Asset)/liability
	Current debt	Non-current debt	Derivative financial instruments	Cash and cash equivalents (see Note 18)	Net debt*
At January 1, 2024	9,931	71,610	775	(38,774)	43,542
Cash flow	(9,653)	35	(594)	(1,097)	(11,309)
Lease additions [A]	763	5,083			5,846
Other movements	10,909	(10,040)	(319)	—	550
Currency translation differences and foreign exchange losses/(gains)	(320)	(1,240)	979	761	180
At December 31, 2024	11,630	65,448	841	(39,110)	38,809
At January 1, 2023	9,001	74,794	1,288	(40,246)	44,837
Cash flow	(9,617)	(215)	723	1,778	(7,331)
Lease additions [A]	1,021	3,321			4,342
Other movements	9,619	(7,184)	(481)	—	1,954
Currency translation differences and foreign exchange (gains)/losses	(93)	894	(755)	(306)	(260)
At December 31, 2023	9,931	71,610	775	(38,774)	43,542
[A]Further analysis of lease liabilities is provided in Note 22.

Schedule of Borrowing Facilities and Amounts Undrawn

	$ million
	Facility		Amount undrawn
	Dec 31, 2024	Dec 31, 2023	Dec 31, 2024	Dec 31, 2023
CP programmes	20,000	20,000	20,000	20,000
EMTN programme	N/A	unlimited	N/A	N/A
US shelf registration	unlimited	unlimited	N/A	N/A
Committed credit facilities	8,000	9,920	8,000	9,920
* Non-GAAP measure (see page 337).

Schedule of Difference in Contractual Cash Flows for Debt Excluding Lease Liabilities with the Carrying Amount

	$ million
	Contractual payments
	Less than 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 4 years	Between 4 and 5 years	5 years and later	Total	Difference from carrying amount	Carrying amount
Bonds	6,036	3,792	2,344	5,207	2,333	27,369	47,081	(395)	46,686
EMTN	3,286	1,042	2,344	3,707	833	6,469	17,681	(260)	17,421
US shelf	2,750	2,750	—	1,500	1,500	20,900	29,400	(135)	29,265
Bank and other borrowings	885	169	69	289	32	246	1,690	—	1,690
Total (excluding interest)	6,921	3,961	2,413	5,496	2,365	27,615	48,771	(395)	48,376
Interest	1,437	1,265	1,184	1,162	1,055	12,214	18,317

2023

	$ million
	Contractual payments
	Less than 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 4 years	Between 4 and 5 years	5 years and later	Total	Difference from carrying amount	Carrying amount
Bonds	4,292	6,194	3,856	2,489	5,442	30,049	52,322	(567)	51,755
EMTN	3,042	3,444	1,106	2,489	3,942	7,649	21,672	(414)	21,258
US shelf	1,250	2,750	2,750	—	1,500	22,400	30,650	(153)	30,497
Bank and other borrowings	1,060	230	73	346	53	316	2,078	(1)	2,077
Total (excluding interest)	5,352	6,424	3,929	2,835	5,495	30,365	54,400	(568)	53,832
Interest	1,569	1,452	1,285	1,207	1,177	13,366	20,056